Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Note 10:	Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011

Net unrealized gain on securities available-for-sale	$4,388,778	$4,049,227

Tax effect	(1,492,185)	(1,376,737)

Net-of-tax amount	$2,896,593	$2,672,490